Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (18)	£ (51)	£ 92
Adjustments in respect of prior years	4	21	34
Total current tax charge	(14)	(30)	126
Deferred tax
In respect of temporary differences	(28)	59	(6)
Other adjustments in respect of prior years	(2)	5	(28)
Total deferred tax (charge)/credit	(30)	64	(34)
Total tax (charge)/credit	£ (44)	£ 34	£ 92